================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-09333

                 Oppenheimer Main Street Small- & Mid-Cap Fund
                 ---------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                      Date of reporting period: 9/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                  Shares          Value
---------------------------------------------------------------------------------------
COMMON STOCKS-99.3%
CONSUMER DISCRETIONARY-14.9%
---------------------------------------------------------------------------------------
AUTO COMPONENTS-1.0%
American Axle & Manufacturing Holdings, Inc.(1)                  431,973    $ 3,295,954
---------------------------------------------------------------------------------------
Dana Holding Corp.(1)                                          2,048,620     21,510,510
---------------------------------------------------------------------------------------
Drew Industries, Inc.                                             46,500        929,070
---------------------------------------------------------------------------------------
Lear Corp.                                                         2,089         89,618
---------------------------------------------------------------------------------------
Standard Motor Products, Inc.                                     84,410      1,094,798
---------------------------------------------------------------------------------------
Superior Industries International, Inc.                          102,974      1,590,948
                                                                            -----------
                                                                             28,510,898
---------------------------------------------------------------------------------------
AUTOMOBILES-0.0%
Thor Industries, Inc.                                             26,169        579,643
---------------------------------------------------------------------------------------
DISTRIBUTORS-0.7%
Pool Corp.                                                       761,981     19,948,663
---------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.8%
Bridgepoint Education, Inc.(1)                                   237,022      4,133,664
---------------------------------------------------------------------------------------
Career Education Corp.(1)                                        415,039      5,416,259
---------------------------------------------------------------------------------------
Coinstar, Inc.(1)                                                117,496      4,699,840
---------------------------------------------------------------------------------------
DeVry, Inc.                                                       58,962      2,179,236
---------------------------------------------------------------------------------------
Education Management Corp.(1)                                    155,479      2,307,308
---------------------------------------------------------------------------------------
Lincoln Educational Services Corp.                               279,222      2,258,906
---------------------------------------------------------------------------------------
Universal Technical Institute, Inc.(1)                            42,559        578,377
                                                                            -----------
                                                                             21,573,590
---------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-2.1%
AFC Enterprises, Inc.(1)                                          59,260        701,046
---------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                          274,490      4,405,565
---------------------------------------------------------------------------------------
Bally Technologies, Inc.(1)                                      232,380      6,269,612
---------------------------------------------------------------------------------------
Brinker International, Inc.                                      324,350      6,785,402
---------------------------------------------------------------------------------------
Cheesecake Factory, Inc. (The)(1)                                167,318      4,124,389
---------------------------------------------------------------------------------------
Cracker Barrel Old Country Store, Inc.                           357,570     14,331,406
---------------------------------------------------------------------------------------
Dunkin' Brands Group, Inc.(1)                                    318,211      8,814,445
---------------------------------------------------------------------------------------
Papa John's International, Inc.(1)                               201,720      6,132,288
---------------------------------------------------------------------------------------
Shuffle Master, Inc.(1)                                          382,125      3,213,671
---------------------------------------------------------------------------------------
Texas Roadhouse, Inc., Cl. A                                     146,711      1,939,519
---------------------------------------------------------------------------------------
Wyndham Worldwide Corp.                                           40,760      1,162,068
                                                                            -----------
                                                                             57,879,411
---------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-1.2%
American Greetings Corp., Cl. A                                  255,185      4,720,923
---------------------------------------------------------------------------------------
CSS Industries, Inc.                                              47,530        792,800
---------------------------------------------------------------------------------------
Helen of Troy Ltd.(1)                                            143,848      3,613,462
---------------------------------------------------------------------------------------
Jarden Corp.                                                      20,700        584,982
---------------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                         1,662,960     23,996,513
                                                                            -----------
                                                                             33,708,680
---------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL-0.1%
Expedia, Inc.                                                     70,880      1,825,160
---------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.1%
JAKKS Pacific, Inc.                                              166,065      3,146,932

1 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                  Shares          Value
---------------------------------------------------------------------------------------
MEDIA-1.1%
Belo Corp., Cl. A                                                392,749    $ 1,920,543
---------------------------------------------------------------------------------------
CTC Media, Inc.                                                   14,996        133,464
---------------------------------------------------------------------------------------
Dish Network Corp., Cl. A(1)                                      60,515      1,516,506
---------------------------------------------------------------------------------------
Global Sources Ltd.(1)                                            67,690        458,261
---------------------------------------------------------------------------------------
Harte-Hanks, Inc.                                                 13,370        113,378
---------------------------------------------------------------------------------------
IMAX Corp.(1)                                                  1,169,050     16,927,844
---------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The)                            665,524      4,791,773
---------------------------------------------------------------------------------------
Journal Communications, Inc.(1)                                  215,140        638,966
---------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A                            631,517      4,527,977
---------------------------------------------------------------------------------------
Valassis Communications, Inc.(1)                                  56,020      1,049,815
                                                                            -----------
                                                                             32,078,527
---------------------------------------------------------------------------------------
MULTILINE RETAIL-0.7%
Big Lots, Inc.(1)                                                201,100      7,004,313
---------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                           194,485      8,456,208
---------------------------------------------------------------------------------------
Fred's, Inc.                                                      78,722        839,177
---------------------------------------------------------------------------------------
Saks, Inc.(1)                                                    254,356      2,225,615
                                                                            -----------
                                                                             18,525,313
---------------------------------------------------------------------------------------
SPECIALTY RETAIL-5.4%
Aaron's, Inc.                                                    127,867      3,228,642
---------------------------------------------------------------------------------------
Advance Auto Parts, Inc.                                           1,007         58,507
---------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                    8,250         96,690
---------------------------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                                        191,719      4,378,862
---------------------------------------------------------------------------------------
Ascena Retail Group, Inc.(1)                                     253,169      6,853,285
---------------------------------------------------------------------------------------
Casual Male Retail Group, Inc.(1)                                 43,148        162,236
---------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                312,058      7,040,028
---------------------------------------------------------------------------------------
Chico's FAS, Inc.                                                336,241      3,843,235
---------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc.(1)                          555,130     25,830,199
---------------------------------------------------------------------------------------
Cost Plus, Inc.(1)                                                40,960        258,048
---------------------------------------------------------------------------------------
DSW, Inc., Cl. A                                                  13,100        604,958
---------------------------------------------------------------------------------------
Express, Inc.                                                    417,098      8,462,918
---------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                   399,250      7,981,008
---------------------------------------------------------------------------------------
Foot Locker, Inc.                                                410,906      8,255,102
---------------------------------------------------------------------------------------
GameStop Corp., Cl. A(1)                                         343,590      7,936,929
---------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                      220,685      5,755,465
---------------------------------------------------------------------------------------
Monro Muffler Brake, Inc.                                        584,127     19,258,667
---------------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                                        38,574        380,725
---------------------------------------------------------------------------------------
PetSmart, Inc.                                                     9,100        388,115
---------------------------------------------------------------------------------------
Pier 1 Imports, Inc.(1)                                          414,474      4,053,556
---------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc.(1)                                   308,914      5,127,972
---------------------------------------------------------------------------------------
Select Comfort Corp.(1)                                          313,855      4,384,554
---------------------------------------------------------------------------------------
Stage Stores, Inc.                                               233,820      3,243,083
---------------------------------------------------------------------------------------
Tractor Supply Co.                                               334,330     20,912,326
---------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                            145,800      4,489,182
                                                                            -----------
                                                                            152,984,292
---------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-1.7%
Fossil, Inc.(1)                                                  239,003     19,373,583
---------------------------------------------------------------------------------------

2 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                  Shares          Value
---------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
---------------------------------------------------------------------------------------
Iconix Brand Group, Inc.(1)                                      124,230    $ 1,962,834
---------------------------------------------------------------------------------------
PVH Corp.                                                        463,537     26,996,395
---------------------------------------------------------------------------------------
Warnaco Group, Inc. (The)(1)                                      11,720        540,175
                                                                            -----------
                                                                             48,872,987
---------------------------------------------------------------------------------------
CONSUMER STAPLES-3.0%
---------------------------------------------------------------------------------------
BEVERAGES-0.0%
National Beverage Corp.                                           18,661        282,901
---------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-0.3%
Casey's General Stores, Inc.                                      66,250      2,891,813
---------------------------------------------------------------------------------------
Fresh Market, Inc. (The)(1)                                        7,260        277,042
---------------------------------------------------------------------------------------
Ruddick Corp.                                                     88,273      3,441,764
---------------------------------------------------------------------------------------
Spartan Stores, Inc.                                             111,870      1,731,748
---------------------------------------------------------------------------------------
Weis Markets, Inc.                                                 9,067        336,023
                                                                            -----------
                                                                              8,678,390
---------------------------------------------------------------------------------------
FOOD PRODUCTS-1.3%
B&G Foods, Inc., Cl. A                                               140          2,335
---------------------------------------------------------------------------------------
Darling International, Inc.(1)                                   345,706      4,352,439
---------------------------------------------------------------------------------------
Hormel Foods Corp.                                               202,297      5,466,065
---------------------------------------------------------------------------------------
Omega Protein Corp.(1)                                            84,950        771,346
---------------------------------------------------------------------------------------
Overhill Farms, Inc.(1)                                          155,960        577,052
---------------------------------------------------------------------------------------
Smithfield Foods, Inc.(1)                                         11,817        230,432
---------------------------------------------------------------------------------------
TreeHouse Foods, Inc.(1)                                         317,820     19,653,989
---------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                         391,910      6,803,558
                                                                            -----------
                                                                             37,857,216
---------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-0.8%
Church & Dwight Co., Inc.                                        500,160     22,107,072
---------------------------------------------------------------------------------------
PERSONAL PRODUCTS-0.6%
Elizabeth Arden, Inc.(1)                                          22,726        646,327
---------------------------------------------------------------------------------------
Medifast, Inc.(1)                                                199,816      3,227,028
---------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                152,290      6,170,791
---------------------------------------------------------------------------------------
Prestige Brands Holdings, Inc.(1)                                151,135      1,367,772
---------------------------------------------------------------------------------------
Revlon, Inc., Cl. A(1)                                            75,733        933,031
---------------------------------------------------------------------------------------
USANA Health Sciences, Inc.(1)                                   115,356      3,172,290
                                                                            -----------
                                                                             15,517,239
---------------------------------------------------------------------------------------
TOBACCO-0.0%
Universal Corp.                                                    4,940        177,148
---------------------------------------------------------------------------------------
ENERGY-6.7%
---------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-1.6%
Basic Energy Services, Inc.(1)                                    15,426        218,432
---------------------------------------------------------------------------------------
Bolt Technology Corp.(1)                                          88,789        891,442
---------------------------------------------------------------------------------------
Complete Production Services, Inc.(1)                            206,315      3,889,038
---------------------------------------------------------------------------------------
Helix Energy Solutions Group, Inc.(1)                            308,330      4,039,123
---------------------------------------------------------------------------------------
ION Geophysical Corp.(1)                                         255,765      1,209,768
---------------------------------------------------------------------------------------
Matrix Service Co.(1)                                            113,056        962,107
---------------------------------------------------------------------------------------
Nabors Industries Ltd.(1)                                        282,610      3,464,799
---------------------------------------------------------------------------------------

3 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                  Shares          Value
---------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
---------------------------------------------------------------------------------------
Newpark Resources, Inc.(1)                                     1,052,243    $ 6,408,160
---------------------------------------------------------------------------------------
Parker Drilling Co.(1)                                           531,505      2,333,307
---------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                                       257,703      4,468,570
---------------------------------------------------------------------------------------
Pioneer Drilling Co.(1)                                          266,250      1,911,675
---------------------------------------------------------------------------------------
Precision Drilling Corp.(1)                                      558,114      4,626,765
---------------------------------------------------------------------------------------
RPC, Inc.                                                        331,671      5,412,871
---------------------------------------------------------------------------------------
Superior Energy Services, Inc.(1)                                186,874      4,903,574
---------------------------------------------------------------------------------------
Tesco Corp.(1)                                                   159,606      1,851,430
                                                                            -----------
                                                                             46,591,061
---------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-5.1%
Alon USA Energy, Inc.                                             47,131        288,913
---------------------------------------------------------------------------------------
Crosstex Energy, Inc.                                             22,400        301,952
---------------------------------------------------------------------------------------
CVR Energy, Inc.(1)                                              374,865      7,924,646
---------------------------------------------------------------------------------------
Delek US Holdings, Inc.                                          100,221      1,129,491
---------------------------------------------------------------------------------------
Energy XXI (Bermuda) Ltd.(1)                                     446,560      9,578,712
---------------------------------------------------------------------------------------
HollyFrontier Corp.                                            1,068,664     28,020,370
---------------------------------------------------------------------------------------
Kosmos Energy Ltd.(1)                                            985,360     11,538,566
---------------------------------------------------------------------------------------
MarkWest Energy Partners LP                                      684,150     31,436,693
---------------------------------------------------------------------------------------
PAA Natural Gas Storage LP                                       906,791     14,780,693
---------------------------------------------------------------------------------------
Petrobras Argentina SA, ADR                                      146,600      2,015,750
---------------------------------------------------------------------------------------
PetroQuest Energy, Inc.(1)                                       614,746      3,381,103
---------------------------------------------------------------------------------------
PrimeEnergy Corp.(1)                                               5,182        101,256
---------------------------------------------------------------------------------------
Stone Energy Corp.(1)                                            289,934      4,699,830
---------------------------------------------------------------------------------------
Tesoro Corp.(1)                                                  319,451      6,219,711
---------------------------------------------------------------------------------------
Ultrapar Participacoes SA, Sponsored ADR                         285,139      4,513,750
---------------------------------------------------------------------------------------
VAALCO Energy, Inc.(1)                                           805,076      3,912,669
---------------------------------------------------------------------------------------
W&T Offshore, Inc.                                               336,780      4,634,093
---------------------------------------------------------------------------------------
Warren Resources, Inc.(1)                                        430,495      1,033,188
---------------------------------------------------------------------------------------
Western Refining, Inc.(1)                                        573,466      7,145,386
                                                                            -----------
                                                                            142,656,772
---------------------------------------------------------------------------------------
FINANCIALS-21.3%
---------------------------------------------------------------------------------------
CAPITAL MARKETS-1.0%
Apollo Global Management LLC                                     526,578      5,392,159
---------------------------------------------------------------------------------------
Arlington Asset Investment Corp.                                   8,160        196,248
---------------------------------------------------------------------------------------
Artio Global Investors, Inc.                                     196,223      1,561,935
---------------------------------------------------------------------------------------
Cohen & Steers, Inc.                                              16,900        485,875
---------------------------------------------------------------------------------------
FXCM, Inc., Cl. A                                                 16,346        229,171
---------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                        497,936      2,987,616
---------------------------------------------------------------------------------------
KBW, Inc.                                                        762,430     10,513,910
---------------------------------------------------------------------------------------
LPL Investment Holdings, Inc.(1)                                  11,230        285,467
---------------------------------------------------------------------------------------
MF Global Holdings Ltd.(1)                                     1,636,364      6,758,183
                                                                            -----------
                                                                             28,410,564
---------------------------------------------------------------------------------------
COMMERCIAL BANKS-2.3%
BBVA Banco Frances SA, ADR                                       291,799      1,604,895
---------------------------------------------------------------------------------------
CapitalSource, Inc.                                            4,202,280     25,801,999
---------------------------------------------------------------------------------------
Cardinal Financial Corp.                                           6,043         52,091
---------------------------------------------------------------------------------------

4 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                     Shares              Value
-----------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
-----------------------------------------------------------------------------------------------
Century Bancorp, Inc., Cl. A                                          42,780        $   993,352
-----------------------------------------------------------------------------------------------
Enterprise Financial Services Corp.                                   34,473            468,488
-----------------------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                                          420,060          3,074,839
-----------------------------------------------------------------------------------------------
FirstMerit Corp.                                                   1,311,785         14,901,878
-----------------------------------------------------------------------------------------------
Fulton Financial Corp.                                               333,873          2,554,128
-----------------------------------------------------------------------------------------------
Grupo Financiero Galicia SA, ADR                                     388,914          3,220,208
-----------------------------------------------------------------------------------------------
IBERIABANK Corp.                                                     180,141          8,477,435
-----------------------------------------------------------------------------------------------
International Bancshares Corp.                                             5                 66
-----------------------------------------------------------------------------------------------
National Bankshares, Inc.                                             32,944            794,939
-----------------------------------------------------------------------------------------------
Northrim BanCorp, Inc.                                                32,320            625,392
-----------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                                         42,416            751,187
-----------------------------------------------------------------------------------------------
Washington Banking Co.                                                45,025            438,093
                                                                                    -----------
                                                                                     63,758,990
-----------------------------------------------------------------------------------------------
CONSUMER FINANCE-0.3%
Advance America Cash Advance Centers, Inc.                           359,546          2,646,259
-----------------------------------------------------------------------------------------------
World Acceptance Corp.(1)                                            119,116          6,664,540
                                                                                    -----------
                                                                                      9,310,799
-----------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-2.1%
Life Partners Holdings, Inc.                                         190,733          1,153,935
-----------------------------------------------------------------------------------------------
Moody's Corp.                                                        750,640         22,856,988
-----------------------------------------------------------------------------------------------
MSCI, Inc., Cl. A(1)                                               1,111,750         33,719,378
                                                                                    -----------
                                                                                     57,730,301
-----------------------------------------------------------------------------------------------
INSURANCE-5.7%
Alterra Capital Holdings Ltd.                                        415,490          7,881,845
-----------------------------------------------------------------------------------------------
American Equity Investment Life Holding Co.                          499,854          4,373,723
-----------------------------------------------------------------------------------------------
American Financial Group, Inc.                                       258,168          8,021,280
-----------------------------------------------------------------------------------------------
American Safety Insurance Holdings Ltd.(1)                            68,901          1,267,778
-----------------------------------------------------------------------------------------------
Amerisafe, Inc.(1)                                                    66,580          1,225,738
-----------------------------------------------------------------------------------------------
AmTrust Financial Services, Inc.                                     330,054          7,347,002
-----------------------------------------------------------------------------------------------
Arch Capital Group Ltd.(1)                                           691,464         22,593,586
-----------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                207,740          2,283,063
-----------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                  16,105            478,157
-----------------------------------------------------------------------------------------------
Brown & Brown, Inc.                                                  997,920         17,762,976
-----------------------------------------------------------------------------------------------
CNO Financial Group, Inc.(1)                                         712,856          3,856,551
-----------------------------------------------------------------------------------------------
Crawford & Co.                                                        83,664            448,439
-----------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                  241,679          5,200,932
-----------------------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A                                     138,127          3,676,941
-----------------------------------------------------------------------------------------------
Fidelity National Financial, Inc., Cl. A                             584,182          8,867,883
-----------------------------------------------------------------------------------------------
Global Indemnity plc(1)                                                9,792            167,247
-----------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                          6,109             98,599
-----------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                         266,780          7,216,399
-----------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                          272,481          3,109,008
-----------------------------------------------------------------------------------------------
Lincoln National Corp.                                                64,101          1,001,899
-----------------------------------------------------------------------------------------------
Maiden Holdings Ltd.                                                 488,300          3,608,537
-----------------------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc.                                    476,030          4,241,427
-----------------------------------------------------------------------------------------------
National Interstate Corp.                                             51,243          1,126,321
-----------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A                            10,540          1,428,170
-----------------------------------------------------------------------------------------------
OneBeacon Insurance Group Ltd.                                       206,020          2,810,113
-----------------------------------------------------------------------------------------------

5 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                  Shares              Value
-------------------------------------------------------------------------------------------
INSURANCE CONTINUED
-------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)(1)                                      207,950        $   253,699
-------------------------------------------------------------------------------------------
Primerica, Inc.                                                  402,763          8,683,570
-------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                            105,211          2,385,133
-------------------------------------------------------------------------------------------
Protective Life Corp.                                            275,148          4,300,563
-------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                               138,561          6,366,878
-------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                    13,399            369,410
-------------------------------------------------------------------------------------------
Symetra Financial Corp.                                          497,728          4,056,483
-------------------------------------------------------------------------------------------
Torchmark Corp.                                                  123,581          4,308,034
-------------------------------------------------------------------------------------------
Tower Group, Inc.                                                262,726          6,005,916
-------------------------------------------------------------------------------------------
Universal Insurance Holdings, Inc.                                80,412            309,586
-------------------------------------------------------------------------------------------
Unum Group                                                       199,283          4,176,972
                                                                                -----------
                                                                                161,309,858
-------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-9.4%
American Assets Trust, Inc.                                       15,930            285,944
-------------------------------------------------------------------------------------------
American Campus Communities, Inc.                                256,646          9,549,798
-------------------------------------------------------------------------------------------
Apartment Investment & Management Co.                            181,779          4,020,951
-------------------------------------------------------------------------------------------
Associated Estates Realty Corp.                                  334,402          5,169,855
-------------------------------------------------------------------------------------------
BRE Properties, Inc., Cl. A                                      187,730          7,948,488
-------------------------------------------------------------------------------------------
Camden Property Trust                                             42,556          2,351,645
-------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                294,270          3,342,907
-------------------------------------------------------------------------------------------
Chatham Lodging Trust                                            542,370          5,380,310
-------------------------------------------------------------------------------------------
Colonial Properties Trust                                        235,350          4,273,956
-------------------------------------------------------------------------------------------
CubeSmart                                                        711,948          6,072,916
-------------------------------------------------------------------------------------------
CYS Investments, Inc.                                            867,500         10,488,075
-------------------------------------------------------------------------------------------
DDR Corp.                                                        345,223          3,762,931
-------------------------------------------------------------------------------------------
Digital Realty Trust, Inc.                                       505,570         27,887,241
-------------------------------------------------------------------------------------------
Douglas Emmett, Inc.                                              60,730          1,038,483
-------------------------------------------------------------------------------------------
EastGroup Properties, Inc.                                       113,413          4,325,572
-------------------------------------------------------------------------------------------
Education Realty Trust, Inc.                                     105,167            903,385
-------------------------------------------------------------------------------------------
Equity Lifestyle Properties, Inc.                                121,332          7,607,516
-------------------------------------------------------------------------------------------
Essex Property Trust, Inc.                                        66,965          8,038,479
-------------------------------------------------------------------------------------------
Extra Space Storage, Inc.                                        417,161          7,771,709
-------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                   58,290          4,803,679
-------------------------------------------------------------------------------------------
Glimcher Realty Trust                                            280,289          1,984,446
-------------------------------------------------------------------------------------------
Hatteras Financial Corp.                                         685,750         17,253,470
-------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                       101,140          2,858,216
-------------------------------------------------------------------------------------------
Home Properties of New York, Inc.                                152,911          8,679,228
-------------------------------------------------------------------------------------------
Hospitality Properties Trust                                     247,643          5,257,461
-------------------------------------------------------------------------------------------
LaSalle Hotel Properties                                       1,174,181         22,544,275
-------------------------------------------------------------------------------------------
Lexington Realty Trust                                           116,151            759,628
-------------------------------------------------------------------------------------------
Liberty Property Trust                                           119,015          3,464,527
-------------------------------------------------------------------------------------------
LTC Properties, Inc.                                              19,500            493,740
-------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                          301,292         18,143,804
-------------------------------------------------------------------------------------------
National Retail Properties, Inc.                                 207,051          5,563,460
-------------------------------------------------------------------------------------------
Post Properties, Inc.                                            132,520          4,603,745
-------------------------------------------------------------------------------------------
Realty Income Corp.                                              102,670          3,310,081
-------------------------------------------------------------------------------------------
Sovran Self Storage, Inc.                                         42,740          1,588,646
-------------------------------------------------------------------------------------------
Starwood Property Trust, Inc.                                  1,078,788         18,512,002
-------------------------------------------------------------------------------------------
Sun Communities, Inc.                                            126,248          4,442,667
-------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                              321,782          8,369,550
-------------------------------------------------------------------------------------------

6 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                  Shares              Value
-------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
-------------------------------------------------------------------------------------------
Taubman Centers, Inc.                                            138,570        $ 6,971,457
-------------------------------------------------------------------------------------------
UDR, Inc.                                                         55,280          1,223,899
-------------------------------------------------------------------------------------------
Weingarten Realty Investors                                      185,929          3,936,117
                                                                                -----------
                                                                                264,984,259
-------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-0.5%
BankUnited, Inc.                                                 566,880         11,768,429
-------------------------------------------------------------------------------------------
First Defiance Financial Corp.(1)                                111,040          1,487,936
-------------------------------------------------------------------------------------------
OceanFirst Financial Corp.                                        45,770            534,136
-------------------------------------------------------------------------------------------
Walker & Dunlop, Inc.(1)                                          55,245            641,947
                                                                                -----------
                                                                                 14,432,448
-------------------------------------------------------------------------------------------
HEALTH CARE-12.6%
-------------------------------------------------------------------------------------------
BIOTECHNOLOGY-1.5%
Ariad Pharmaceuticals, Inc.(1)                                   440,150          3,868,919
-------------------------------------------------------------------------------------------
Aveo Pharmaceuticals, Inc.(1)                                    270,850          4,168,382
-------------------------------------------------------------------------------------------
Halozyme Therapeutics, Inc.(1)                                   942,310          5,785,783
-------------------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc.(1)                                  14,100                141
-------------------------------------------------------------------------------------------
Momenta Pharmaceuticals, Inc.(1)                                 335,684          3,860,366
-------------------------------------------------------------------------------------------
Myriad Genetics, Inc.(1)                                         328,622          6,158,376
-------------------------------------------------------------------------------------------
PDL BioPharma, Inc.                                            1,481,021          8,219,667
-------------------------------------------------------------------------------------------
Pharmasset, Inc.(1)                                              102,410          8,435,512
-------------------------------------------------------------------------------------------
SciClone Pharmaceuticals, Inc.(1)                                568,604          2,166,381
                                                                                -----------
                                                                                 42,663,527
-------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-1.8%
Align Technology, Inc.(1)                                         80,231          1,217,104
-------------------------------------------------------------------------------------------
ArthroCare Corp.(1)                                               59,011          1,697,746
-------------------------------------------------------------------------------------------
Atrion Corp.                                                       9,360          1,941,170
-------------------------------------------------------------------------------------------
Cantel Medical Corp.                                              22,100            466,752
-------------------------------------------------------------------------------------------
ConMed Corp.(1)                                                   14,790            340,318
-------------------------------------------------------------------------------------------
Dexcom, Inc.(1)                                                  944,033         11,328,396
-------------------------------------------------------------------------------------------
Greatbatch, Inc.(1)                                              677,043         13,547,630
-------------------------------------------------------------------------------------------
Hill-Rom Holdings, Inc.                                          219,051          6,575,911
-------------------------------------------------------------------------------------------
Invacare Corp.                                                    77,225          1,779,264
-------------------------------------------------------------------------------------------
Orthofix International NV(1)                                     197,260          6,807,443
-------------------------------------------------------------------------------------------
Vascular Solutions, Inc.(1)                                        1,992             22,808
-------------------------------------------------------------------------------------------
Wright Medical Group, Inc.(1)                                    188,167          3,364,426
-------------------------------------------------------------------------------------------
Young Innovations, Inc.                                           37,150          1,058,775
                                                                                -----------
                                                                                 50,147,743
-------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-4.7%
AMERIGROUP Corp.(1)                                               15,100            589,051
-------------------------------------------------------------------------------------------
AmSurg Corp.(1)                                                  175,794          3,955,365
-------------------------------------------------------------------------------------------
Assisted Living Concepts, Inc.                                    16,007            202,809
-------------------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc.(1)                               19,624            361,278
-------------------------------------------------------------------------------------------
Brookdale Senior Living, Inc.(1)                                  40,880            512,635
-------------------------------------------------------------------------------------------
Centene Corp.(1)                                                 227,039          6,509,208
-------------------------------------------------------------------------------------------
Chemed Corp.                                                       4,780            262,709
-------------------------------------------------------------------------------------------

7 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                     Shares              Value
----------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
----------------------------------------------------------------------------------------------
Coventry Health Care, Inc.(1)                                       126,441        $ 3,642,765
----------------------------------------------------------------------------------------------
Ensign Group, Inc. (The)                                            192,032          4,437,860
----------------------------------------------------------------------------------------------
ExamWorks Group, Inc.(1)                                             51,800            527,324
----------------------------------------------------------------------------------------------
Health Management Associates, Inc., Cl. A(1)                      1,469,433         10,168,476
----------------------------------------------------------------------------------------------
Healthspring, Inc.(1)                                             1,326,302         48,356,971
----------------------------------------------------------------------------------------------
HMS Holdings Corp.(1)                                               701,920         17,119,829
----------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(1)                                         41,560          1,522,758
----------------------------------------------------------------------------------------------
Lincare Holdings, Inc.                                              288,987          6,502,208
----------------------------------------------------------------------------------------------
MedQuist Holdings, Inc.(1)                                          314,140          2,374,898
----------------------------------------------------------------------------------------------
Metropolitan Health Networks, Inc.(1)                               453,530          2,059,026
----------------------------------------------------------------------------------------------
Molina Healthcare, Inc.(1)                                           45,229            698,336
----------------------------------------------------------------------------------------------
National HealthCare Corp.                                            16,855            544,417
----------------------------------------------------------------------------------------------
Patterson Cos., Inc.                                                107,584          3,080,130
----------------------------------------------------------------------------------------------
Providence Service Corp.(1)                                          34,508            367,510
----------------------------------------------------------------------------------------------
PSS World Medical, Inc.(1)                                          257,157          5,063,421
----------------------------------------------------------------------------------------------
Select Medical Holdings Corp.(1)                                    271,421          1,810,378
----------------------------------------------------------------------------------------------
Team Health Holdings, Inc.(1)                                       219,320          3,601,234
----------------------------------------------------------------------------------------------
Tenet Healthcare Corp.(1)                                           729,604          3,013,265
----------------------------------------------------------------------------------------------
Triple-S Management Corp., Cl. B(1)                                  71,746          1,201,746
----------------------------------------------------------------------------------------------
U.S. Physical Therapy, Inc.                                         134,859          2,497,589
----------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                               24,370            828,580
                                                                                   -----------
                                                                                   131,811,776
----------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY-0.3%
HealthStream, Inc.(1)                                                30,415            390,224
----------------------------------------------------------------------------------------------
SXC Health Solutions Corp.(1)                                       143,002          7,965,211
----------------------------------------------------------------------------------------------
Transcend Services, Inc.(1)                                          66,378          1,496,160
                                                                                   -----------
                                                                                     9,851,595
----------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-1.5%
Affymetrix, Inc.(1)                                                 613,129          3,004,332
----------------------------------------------------------------------------------------------
Bruker Corp.(1)                                                     300,963          4,072,029
----------------------------------------------------------------------------------------------
Cambrex Corp.(1)                                                    366,410          1,846,706
----------------------------------------------------------------------------------------------
eResearch Technology, Inc.(1)                                       212,249            946,631
----------------------------------------------------------------------------------------------
Harvard Bioscience, Inc.(1)                                         267,510          1,128,892
----------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                            305,100          7,828,866
----------------------------------------------------------------------------------------------
Waters Corp.(1)                                                     298,000         22,496,020
                                                                                   -----------
                                                                                    41,323,476
----------------------------------------------------------------------------------------------
PHARMACEUTICALS-2.8%
Hi-Tech Pharmacal Co., Inc.(1)                                      165,388          5,557,037
----------------------------------------------------------------------------------------------
Ista Pharmaceuticals, Inc.(1)                                       200,236            690,814
----------------------------------------------------------------------------------------------
Medicines Co. (The)(1)                                              502,840          7,482,259
----------------------------------------------------------------------------------------------
Obagi Medical Products, Inc.(1)                                      96,929            879,146
----------------------------------------------------------------------------------------------
Perrigo Co.                                                          86,754          8,424,681
----------------------------------------------------------------------------------------------
Questcor Pharmaceuticals, Inc.(1)                                 1,203,580         32,809,591
----------------------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd.(1)                                       317,568          9,400,013
----------------------------------------------------------------------------------------------

8 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                            Shares              Value
-------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
-------------------------------------------------------------------------------------
ViroPharma, Inc.(1)                                        341,744        $ 6,175,314
-------------------------------------------------------------------------------------
Warner Chilcott plc, Cl. A(1)                              426,033          6,092,272
                                                                          -----------
                                                                           77,511,127
-------------------------------------------------------------------------------------
INDUSTRIALS-14.6%
-------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-1.3%
AAR Corp.                                                    2,460             41,008
-------------------------------------------------------------------------------------
B/E Aerospace, Inc.(1)                                     708,584         23,461,216
-------------------------------------------------------------------------------------
Ceradyne, Inc.(1)                                           35,694            959,812
-------------------------------------------------------------------------------------
Cubic Corp.                                                 56,301          2,199,680
-------------------------------------------------------------------------------------
Curtiss-Wright Corp.                                       103,261          2,977,015
-------------------------------------------------------------------------------------
Embraer SA, ADR                                             93,020          2,359,917
-------------------------------------------------------------------------------------
LMI Aerospace, Inc.(1)                                      54,520            930,111
-------------------------------------------------------------------------------------
Moog, Inc., Cl. A(1)                                        27,021            881,425
-------------------------------------------------------------------------------------
Orbital Sciences Corp.(1)                                  172,798          2,211,814
                                                                          -----------
                                                                           36,021,998
-------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS-0.7%
Forward Air Corp.                                            5,450            138,703
-------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A(1)                                  680,860         19,247,912
-------------------------------------------------------------------------------------
Park-Ohio Holdings Corp.(1)                                 25,190            302,532
                                                                          -----------
                                                                           19,689,147
-------------------------------------------------------------------------------------
AIRLINES-0.6%
Alaska Air Group, Inc.(1)                                  151,420          8,523,432
-------------------------------------------------------------------------------------
JetBlue Airways Corp.(1)                                 1,206,060          4,944,846
-------------------------------------------------------------------------------------
Spirit Airlines, Inc.(1)                                     7,025             87,813
-------------------------------------------------------------------------------------
US Airways Group, Inc.(1)                                  543,603          2,989,817
                                                                          -----------
                                                                           16,545,908
-------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-2.0%
Brink's Co. (The)                                           24,070            561,072
-------------------------------------------------------------------------------------
Consolidated Graphics, Inc.(1)                             105,201          3,842,993
-------------------------------------------------------------------------------------
Corrections Corp. of America(1)                            180,335          4,091,801
-------------------------------------------------------------------------------------
Deluxe Corp.                                               365,295          6,794,487
-------------------------------------------------------------------------------------
Ennis, Inc.                                                 56,390            736,453
-------------------------------------------------------------------------------------
Intersections, Inc.                                         72,079            926,215
-------------------------------------------------------------------------------------
KAR Auction Services, Inc.(1)                              329,208          3,986,709
-------------------------------------------------------------------------------------
Knoll, Inc.                                                432,703          5,928,031
-------------------------------------------------------------------------------------
Miller (Herman), Inc.                                      146,957          2,624,652
-------------------------------------------------------------------------------------
Multi-Color Corp.                                           30,528            689,628
-------------------------------------------------------------------------------------
Quad Graphics, Inc.                                         29,740            537,402
-------------------------------------------------------------------------------------
R.R. Donnelley & Sons Co.                                    7,476            105,561
-------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                     423,977          2,675,295
-------------------------------------------------------------------------------------
Sykes Enterprises, Inc.(1)                                 304,199          4,547,775
-------------------------------------------------------------------------------------
Team, Inc.(1)                                               10,100            211,898
-------------------------------------------------------------------------------------
Tetra Tech, Inc.(1)                                        272,362          5,104,064
-------------------------------------------------------------------------------------
United Stationers, Inc.                                     30,580            833,305
-------------------------------------------------------------------------------------
Viad Corp.                                                  40,864            693,871
-------------------------------------------------------------------------------------

9 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                  Shares              Value
-------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Waste Connections, Inc.                                          321,180        $10,862,308
                                                                                -----------
                                                                                 55,753,520
-------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-2.3%
Aecom Technology Corp.(1)                                        780,542         13,792,177
-------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                                     175,864          5,034,986
-------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co.                                    575,861          2,343,754
-------------------------------------------------------------------------------------------
KBR, Inc.                                                      1,210,541         28,605,084
-------------------------------------------------------------------------------------------
MasTec, Inc.(1)                                                  382,322          6,732,690
-------------------------------------------------------------------------------------------
Primoris Services Corp.                                          226,836          2,372,705
-------------------------------------------------------------------------------------------
Sterling Construction Co., Inc.(1)                                 2,000             22,340
-------------------------------------------------------------------------------------------
URS Corp.(1)                                                     197,872          5,868,884
                                                                                -----------
                                                                                 64,772,620
-------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-1.0%
Advanced Battery Technologies, Inc.(1)                         1,348,960          1,362,450
-------------------------------------------------------------------------------------------
Belden, Inc.                                                      61,415          1,583,893
-------------------------------------------------------------------------------------------
EnerSys, Inc.(1)                                                  27,180            544,144
-------------------------------------------------------------------------------------------
Generac Holdings, Inc.(1)                                        628,176         11,815,991
-------------------------------------------------------------------------------------------
Regal-Beloit Corp.                                               287,320         13,038,582
                                                                                -----------
                                                                                 28,345,060
-------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-0.1%
Seaboard Corp.                                                       981          1,767,752
-------------------------------------------------------------------------------------------
Standex International Corp.                                       12,930            402,511
-------------------------------------------------------------------------------------------
Tredegar Corp.                                                   161,416          2,393,799
                                                                                -----------
                                                                                  4,564,062
-------------------------------------------------------------------------------------------
MACHINERY-2.0%
Actuant Corp., Cl. A                                             263,673          5,207,542
-------------------------------------------------------------------------------------------
AGCO Corp.(1)                                                    141,110          4,878,173
-------------------------------------------------------------------------------------------
Alamo Group, Inc.                                                 34,232            711,683
-------------------------------------------------------------------------------------------
Albany International Corp., Cl. A                                136,804          2,496,673
-------------------------------------------------------------------------------------------
Blount International, Inc.(1)                                    236,784          3,163,434
-------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                          389,212          5,258,254
-------------------------------------------------------------------------------------------
Douglas Dynamics, Inc.                                           173,394          2,215,975
-------------------------------------------------------------------------------------------
Duoyuan Global Water, Inc., ADR(1)                                78,060             75,718
-------------------------------------------------------------------------------------------
Flowserve Corp.                                                    6,960            515,040
-------------------------------------------------------------------------------------------
Freightcar America, Inc.(1)                                      342,370          4,933,552
-------------------------------------------------------------------------------------------
Kadant, Inc.(1)                                                  116,013          2,060,391
-------------------------------------------------------------------------------------------
Kennametal, Inc.                                                 151,354          4,955,330
-------------------------------------------------------------------------------------------
L.B. Foster Co., Cl. A                                                 6                133
-------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                                   36,980          1,072,790
-------------------------------------------------------------------------------------------
Miller Industries, Inc.                                            4,760             82,586
-------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                     11,515            730,051
-------------------------------------------------------------------------------------------
Navistar International Corp.(1)                                   66,810          2,145,937
-------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.(1)                                           110,141          3,183,075
-------------------------------------------------------------------------------------------
TriMas Corp.(1)                                                  194,186          2,883,662
-------------------------------------------------------------------------------------------
Wabtec Corp.                                                     214,370         11,333,742
                                                                                -----------
                                                                                 57,903,741

10 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                               Shares              Value
----------------------------------------------------------------------------------------
PROFESSIONAL SERVICES-2.3%
CBIZ, Inc.(1)                                                 572,954        $ 3,775,767
----------------------------------------------------------------------------------------
GP Strategies Corp.(1)                                        128,235          1,281,068
----------------------------------------------------------------------------------------
Huron Consulting Group, Inc.(1)                                49,885          1,552,920
----------------------------------------------------------------------------------------
ICF International, Inc.(1)                                     86,780          1,632,332
----------------------------------------------------------------------------------------
Insperity, Inc.                                                 6,910            153,748
----------------------------------------------------------------------------------------
Kelly Services, Inc., Cl. A                                    32,058            365,461
----------------------------------------------------------------------------------------
Korn-Ferry International(1)                                 1,267,175         15,446,863
----------------------------------------------------------------------------------------
On Assignment, Inc.(1)                                         39,950            282,447
----------------------------------------------------------------------------------------
Robert Half International, Inc.                             1,866,080         39,598,218
----------------------------------------------------------------------------------------
TrueBlue, Inc.(1)                                              12,810            145,137
                                                                             -----------
                                                                              64,233,961
----------------------------------------------------------------------------------------
ROAD & RAIL-1.9%
Amerco(1)                                                      37,620          2,349,369
----------------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A(1)                             254,570         11,842,596
----------------------------------------------------------------------------------------
Heartland Express, Inc.                                        44,042            597,210
----------------------------------------------------------------------------------------
Knight Transportation, Inc.                                   325,145          4,327,680
----------------------------------------------------------------------------------------
Old Dominion Freight Line, Inc.(1)                          1,085,409         31,444,299
----------------------------------------------------------------------------------------
RailAmerica, Inc.(1)                                          130,534          1,700,858
----------------------------------------------------------------------------------------
Saia, Inc.(1)                                                  92,699            975,193
                                                                             -----------
                                                                              53,237,205
----------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-0.4%
Applied Industrial Technologies, Inc.                         265,840          7,220,214
----------------------------------------------------------------------------------------
Beacon Roofing Supply, Inc.(1)                                 26,890            429,971
----------------------------------------------------------------------------------------
DXP Enterprises, Inc.(1)                                       81,204          1,529,071
----------------------------------------------------------------------------------------
Houston Wire & Cable Co.                                       62,864            722,307
----------------------------------------------------------------------------------------
Interline Brands, Inc.(1)                                     106,145          1,366,086
                                                                             -----------
                                                                              11,267,649
----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-15.8%
----------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-2.2%
Anaren Microwave, Inc.(1)                                      11,140            213,331
----------------------------------------------------------------------------------------
Aruba Networks, Inc.(1)                                     1,114,940         23,313,395
----------------------------------------------------------------------------------------
Finisar Corp.(1)                                            1,122,710         19,692,333
----------------------------------------------------------------------------------------
Harris Corp.                                                   15,380            525,535
----------------------------------------------------------------------------------------
Ituran Location & Control Ltd.                                 80,671            939,817
----------------------------------------------------------------------------------------
Plantronics, Inc.                                             162,105          4,611,887
----------------------------------------------------------------------------------------
Polycom, Inc.(1)                                              701,418         12,885,049
----------------------------------------------------------------------------------------
Riverbed Technology, Inc.(1)                                   25,160            502,194
                                                                             -----------
                                                                              62,683,541
----------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-1.4%
Cray, Inc.(1)                                                 116,020            616,066
----------------------------------------------------------------------------------------
Electronics for Imaging, Inc.(1)                              222,096          2,991,633
----------------------------------------------------------------------------------------
QLogic Corp.(1)                                               514,764          6,527,208
----------------------------------------------------------------------------------------
STEC, Inc.(1)                                                  63,420            643,079
----------------------------------------------------------------------------------------
Synaptics, Inc.(1)                                            289,278          6,913,744
----------------------------------------------------------------------------------------

11 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                                           Shares                           Value
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
Western Digital Corp.(1)                                                                  805,640                       $20,721,061
                                                                                                                       ------------
                                                                                                                         38,412,791
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-1.2%
Avnet, Inc.(1)                                                                             22,500                           586,800
-----------------------------------------------------------------------------------------------------------------------------------
AVX Corp.                                                                                 421,152                         4,999,074
-----------------------------------------------------------------------------------------------------------------------------------
Brightpoint, Inc.(1)                                                                      139,525                         1,285,025
-----------------------------------------------------------------------------------------------------------------------------------
Daktronics, Inc.                                                                          104,190                           893,950
-----------------------------------------------------------------------------------------------------------------------------------
DDi Corp.                                                                                 187,729                         1,359,158
-----------------------------------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc.(1)                                                     76,676                           911,678
-----------------------------------------------------------------------------------------------------------------------------------
Elster Group SE, ADR(1)                                                                     9,100                           136,045
-----------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd.(1)                                                          90,140                           507,488
-----------------------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc.(1)                                                               31,491                           476,774
-----------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc.                                                                       265,300                         4,719,687
-----------------------------------------------------------------------------------------------------------------------------------
KEMET Corp.(1)                                                                            335,609                         2,399,604
-----------------------------------------------------------------------------------------------------------------------------------
Littlefuse, Inc.                                                                           55,260                         2,222,005
-----------------------------------------------------------------------------------------------------------------------------------
Molex, Inc.                                                                               254,806                         5,190,398
-----------------------------------------------------------------------------------------------------------------------------------
Newport Corp.(1)                                                                          216,453                         2,339,857
-----------------------------------------------------------------------------------------------------------------------------------
Power-One, Inc.(1)                                                                        353,380                         1,590,210
-----------------------------------------------------------------------------------------------------------------------------------
TTM Technologies, Inc.(1)                                                                  36,940                           351,299
-----------------------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(1)                                                           540,480                         4,518,413
-----------------------------------------------------------------------------------------------------------------------------------
X-Rite, Inc.(1)                                                                           108,699                           405,447
-----------------------------------------------------------------------------------------------------------------------------------
Zygo Corp.(1)                                                                              14,026                           162,141
                                                                                                                       ------------
                                                                                                                         35,055,053
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-0.8%
AOL, Inc.(1)                                                                               42,920                           515,040
-----------------------------------------------------------------------------------------------------------------------------------
Demand Media, Inc.(1)                                                                      82,100                           656,800
-----------------------------------------------------------------------------------------------------------------------------------
Dice Holdings, Inc.(1)                                                                     63,880                           499,542
-----------------------------------------------------------------------------------------------------------------------------------
Digital River, Inc.(1)                                                                     29,840                           618,583
-----------------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc.                                                            399,965                        10,759,059
-----------------------------------------------------------------------------------------------------------------------------------
QuinStreet, Inc.(1)                                                                        23,568                           243,929
-----------------------------------------------------------------------------------------------------------------------------------
United Online, Inc.                                                                       253,062                         1,323,514
-----------------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc.(1)                                                                       472,251                         7,348,226
-----------------------------------------------------------------------------------------------------------------------------------
WebMD Health Corp., Cl. A(1)                                                               19,020                           573,453
                                                                                                                       ------------
                                                                                                                         22,538,146
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES-1.8%
Acxiom Corp.(1)                                                                            77,411                           823,653
-----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.(1)                                                                             45,080                         1,222,570
-----------------------------------------------------------------------------------------------------------------------------------
Booz Allen Hamilton Holding Corp.(1)                                                       49,928                           742,429
-----------------------------------------------------------------------------------------------------------------------------------
CACI International, Inc., Cl. A(1)                                                        369,912                        18,473,405
-----------------------------------------------------------------------------------------------------------------------------------
Cardtronics, Inc.(1)                                                                      225,522                         5,168,964
-----------------------------------------------------------------------------------------------------------------------------------
CGI Group, Inc., Cl. A(1)                                                                 293,140                         5,513,963
-----------------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc.(1)                                                        238,060                         3,009,078
-----------------------------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc.(1)                                                                 57,690                           908,041
-----------------------------------------------------------------------------------------------------------------------------------
FleetCor Technologies, Inc.(1)                                                             21,880                           574,569
-----------------------------------------------------------------------------------------------------------------------------------

12 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                                          Shares                           Value
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
ManTech International Corp.                                                                60,800                       $ 1,907,904
-----------------------------------------------------------------------------------------------------------------------------------
NeuStar, Inc., Cl. A(1)                                                                   230,410                         5,792,507
-----------------------------------------------------------------------------------------------------------------------------------
SAIC, Inc.(1)                                                                             466,580                         5,510,310
                                                                                                                       ------------
                                                                                                                         49,647,393
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.7%
Amtech Systems, Inc.(1)                                                                    77,401                           619,208
-----------------------------------------------------------------------------------------------------------------------------------
ASM International NV                                                                       72,935                         1,803,683
-----------------------------------------------------------------------------------------------------------------------------------
Atmel Corp.(1)                                                                            622,630                         5,024,624
-----------------------------------------------------------------------------------------------------------------------------------
ATMI, Inc.(1)                                                                             141,069                         2,231,712
-----------------------------------------------------------------------------------------------------------------------------------
Brooks Automation, Inc.                                                                   632,102                         5,151,631
-----------------------------------------------------------------------------------------------------------------------------------
Cirrus Logic, Inc.(1)                                                                     427,533                         6,301,836
-----------------------------------------------------------------------------------------------------------------------------------
Cohu, Inc.                                                                                 38,527                           380,647
-----------------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.                                                               343,150                         5,136,956
-----------------------------------------------------------------------------------------------------------------------------------
Entegris, Inc.(1)                                                                         550,642                         3,513,096
-----------------------------------------------------------------------------------------------------------------------------------
Entropic Communications, Inc.(1)                                                          536,630                         2,216,282
-----------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A(1)                                     563,203                         6,082,592
-----------------------------------------------------------------------------------------------------------------------------------
GSI Technology, Inc.(1)                                                                   269,217                         1,324,548
-----------------------------------------------------------------------------------------------------------------------------------
GT Advanced Technologies, Inc.(1)                                                         788,785                         5,537,271
-----------------------------------------------------------------------------------------------------------------------------------
Himax Technologies, Inc., ADR                                                             581,008                           644,919
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.(1)                                                     635,727                         3,273,994
-----------------------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                                      25,339                           260,738
-----------------------------------------------------------------------------------------------------------------------------------
IXYS Corp.(1)                                                                             122,986                         1,338,088
-----------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                            2,157                            82,570
-----------------------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc.(1)                                                       459,259                         3,426,072
-----------------------------------------------------------------------------------------------------------------------------------
Lattice Semiconductor Corp.(1)                                                          1,202,782                         6,314,606
-----------------------------------------------------------------------------------------------------------------------------------
LSI Corp.(1)                                                                              683,346                         3,539,732
-----------------------------------------------------------------------------------------------------------------------------------
Magnachip Semiconductor Corp., Depositary Shares(1)                                        25,860                           173,779
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                            53,410                         1,246,055
-----------------------------------------------------------------------------------------------------------------------------------
Micrel, Inc.                                                                              723,652                         6,852,984
-----------------------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc.                                                                     314,428                         6,826,232
-----------------------------------------------------------------------------------------------------------------------------------
Nanometrics, Inc.(1)                                                                      362,539                         5,256,816
-----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                                                 253,708                         6,916,080
-----------------------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc.(1)                                                          233,964                         3,284,855
-----------------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp.(1)                                                                 732,192                         5,249,817
-----------------------------------------------------------------------------------------------------------------------------------
Photronics, Inc.(1)                                                                       570,286                         2,840,024
-----------------------------------------------------------------------------------------------------------------------------------
Rudolph Technologies, Inc.(1)                                                             187,615                         1,255,144
-----------------------------------------------------------------------------------------------------------------------------------
Semtech Corp.(1)                                                                        1,446,807                        30,527,628
-----------------------------------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc.(1)                                                               871,830                        15,640,630
-----------------------------------------------------------------------------------------------------------------------------------
Standard Microsystems Corp.(1)                                                             35,349                           685,771
-----------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.(1)                                                                         499,946                         5,504,405
-----------------------------------------------------------------------------------------------------------------------------------
Veeco Instruments, Inc.(1)                                                                168,330                         4,107,252
                                                                                                                       ------------
                                                                                                                        160,572,277
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE-2.7%
Cadence Design Systems, Inc.(1)                                                           647,165                         5,979,805
-----------------------------------------------------------------------------------------------------------------------------------

13 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                                          Shares                           Value
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                            182,889                       $16,271,634
-----------------------------------------------------------------------------------------------------------------------------------
JDA Software Group, Inc.(1)                                                               123,135                         2,886,284
-----------------------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.(1)                                                              22,765                           753,066
-----------------------------------------------------------------------------------------------------------------------------------
Monotype Imaging Holdings, Inc.(1)                                                        125,492                         1,522,218
-----------------------------------------------------------------------------------------------------------------------------------
Solarwinds, Inc.(1)                                                                       585,700                        12,897,114
-----------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.(1)                                                                          46,650                         1,136,394
-----------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.(1)                                                                 1,272,750                        28,496,873
-----------------------------------------------------------------------------------------------------------------------------------
Vasco Data Security International, Inc.(1)                                                 81,610                           417,027
-----------------------------------------------------------------------------------------------------------------------------------
Websense, Inc.(1)                                                                         338,064                         5,848,507
                                                                                                                       ------------
                                                                                                                         76,208,922
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS-4.9%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS-1.8%
American Vanguard Corp.                                                                     8,390                            93,632
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                               178,931                         4,433,910
-----------------------------------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                                    515,161                        18,102,758
-----------------------------------------------------------------------------------------------------------------------------------
Ferro Corp.(1)                                                                            948,891                         5,835,680
-----------------------------------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                                          41,236                           751,320
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.(1)                                                                     138,249                         1,911,984
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp.                                                                            156,381                         1,512,204
-----------------------------------------------------------------------------------------------------------------------------------
Innospec, Inc.(1)                                                                         129,667                         3,139,238
-----------------------------------------------------------------------------------------------------------------------------------
Koppers Holdings, Inc.                                                                     48,160                         1,233,378
-----------------------------------------------------------------------------------------------------------------------------------
Kronos Worldwide, Inc.                                                                      2,182                            35,087
-----------------------------------------------------------------------------------------------------------------------------------
LSB Industries, Inc.(1)                                                                    65,129                         1,867,248
-----------------------------------------------------------------------------------------------------------------------------------
Olin Corp.                                                                                185,030                         3,332,390
-----------------------------------------------------------------------------------------------------------------------------------
PolyOne Corp.                                                                             291,100                         3,117,681
-----------------------------------------------------------------------------------------------------------------------------------
TPC Group, Inc.(1)                                                                        109,311                         2,194,965
-----------------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                                                   111,934                         3,837,098
                                                                                                                       ------------
                                                                                                                         51,398,573
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-1.3%
Boise, Inc.                                                                               768,570                         3,973,507
-----------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging Holding Co.(1)                                                          720,130                         2,484,449
-----------------------------------------------------------------------------------------------------------------------------------
Myers Industries, Inc.                                                                     48,132                           488,540
-----------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                              1,039,580                        24,222,214
-----------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp.                                                                          263,047                         4,392,885
-----------------------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                                      16,640                           611,354
                                                                                                                       ------------
                                                                                                                         36,172,949
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING-1.2%
Century Aluminum Co.(1)                                                                   923,140                         8,252,872
-----------------------------------------------------------------------------------------------------------------------------------
Coeur d'Alene Mines Corp.(1)                                                              183,655                         3,937,563
-----------------------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                                      159,190                        10,630,708
-----------------------------------------------------------------------------------------------------------------------------------
Horsehead Holding Corp.(1)                                                                 34,216                           253,883
-----------------------------------------------------------------------------------------------------------------------------------
Noranda Aluminum Holding Corp.(1)                                                         189,995                         1,586,458
-----------------------------------------------------------------------------------------------------------------------------------
Silvercorp Metals, Inc.                                                                    16,320                           129,091
-----------------------------------------------------------------------------------------------------------------------------------
Stillwater Mining Co.(1)                                                                  376,240                         3,198,040
-----------------------------------------------------------------------------------------------------------------------------------

14 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                                           Shares                            Value
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
Worthington Industries, Inc.                                                              405,603                       $ 5,666,274
                                                                                                                       ------------
                                                                                                                         33,654,889
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS-0.6%
Buckeye Technologies, Inc.                                                                372,510                         8,981,216
-----------------------------------------------------------------------------------------------------------------------------------
Glatfelter                                                                                433,083                         5,721,026
-----------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                         73,820                         1,813,019
-----------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc.(1)                                                             168,707                         1,147,208
-----------------------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc.                                                                         20,126                           285,387
                                                                                                                       ------------
                                                                                                                         17,947,856
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-1.2%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-0.8%
Brasil Telecom SA, ADR                                                                    131,941                         2,303,690
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.(1)                                                                1,199,577                         3,706,693
-----------------------------------------------------------------------------------------------------------------------------------
General Communication, Inc., Cl. A(1)                                                      85,118                           697,968
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Inversora SA, Sponsored ADR(1)                                                      64,600                         1,492,260
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Argentina SA, Sponsored ADR                                                       265,978                         4,955,170
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd., Sponsored ADR                                          339,689                         3,356,127
-----------------------------------------------------------------------------------------------------------------------------------
Vonage Holdings Corp.(1)                                                                1,892,910                         4,921,566
                                                                                                                       ------------
                                                                                                                         21,433,474
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.4%
Cellcom Israel Ltd.                                                                       298,244                         6,230,317
-----------------------------------------------------------------------------------------------------------------------------------
Partner Communications Co. Ltd., Sponsored ADR                                            124,715                         1,178,557
-----------------------------------------------------------------------------------------------------------------------------------
USA Mobility, Inc.                                                                        365,966                         4,830,751
                                                                                                                       ------------
                                                                                                                         12,239,625
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES-4.3%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-1.1%
Cleco Corp.                                                                                 7,770                           265,268
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica de Minas Gerais, Sponsored ADR                                       367,112                         5,447,942
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Paranaense de Energia-Copel, Sponsored ADR                                      333,201                         6,067,590
-----------------------------------------------------------------------------------------------------------------------------------
Empire District Electric Co.                                                               13,190                           255,622
-----------------------------------------------------------------------------------------------------------------------------------
Empresa Distribuidora y Comercializadora Norte SA, ADR(1)                                 119,910                           731,451
-----------------------------------------------------------------------------------------------------------------------------------
NV Energy, Inc.                                                                            66,197                           973,758
-----------------------------------------------------------------------------------------------------------------------------------
Pampa Energia SA, Sponsored ADR                                                           126,212                         1,457,749
-----------------------------------------------------------------------------------------------------------------------------------
PNM Resources, Inc.                                                                        19,290                           316,935
-----------------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co.                                                             334,798                         7,931,365
-----------------------------------------------------------------------------------------------------------------------------------
UniSource Energy Corp.                                                                    213,340                         7,699,441
                                                                                                                       ------------
                                                                                                                         31,147,121
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS-1.3%
AES Corp. (The)(1)                                                                      3,619,903                        35,330,253
-----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES-0.3%
Atmos Energy Corp.                                                                        174,038                         5,647,533
-----------------------------------------------------------------------------------------------------------------------------------
Laclede Group, Inc. (The)                                                                  10,480                           406,100
-----------------------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                                  75,340                         1,979,182
                                                                                                                       ------------
                                                                                                                          8,032,815
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES-1.1%
Alliant Energy Corp.                                                                      131,393                         5,082,281
-----------------------------------------------------------------------------------------------------------------------------------
Avista Corp.                                                                              170,303                         4,061,727
-----------------------------------------------------------------------------------------------------------------------------------

15 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                                           Shares                            Value
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES CONTINUED
CMS Energy Corp.                                                                          442,400                       $ 8,755,096
-----------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp.                                                                        126,599                         4,043,572
-----------------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc.                                                                         490,000                         8,393,700
-----------------------------------------------------------------------------------------------------------------------------------
Vectren Corp.                                                                              28,288                           766,039
                                                                                                                      -------------
                                                                                                                         31,102,415
-----------------------------------------------------------------------------------------------------------------------------------
WATER UTILITIES-0.5%
Aqua America, Inc.                                                                        678,080                        14,626,186
                                                                                                                      -------------
Total Common Stocks (Cost $2,855,928,574)                                                                             2,797,287,508
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-1.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.16%(2),(3)                       30,848,517                        30,848,517
-----------------------------------------------------------------------------------------------------------------------------------
Prospect Capital Corp.                                                                     70,200                           590,382
                                                                                                                      -------------
Total Investment Companies (Cost $31,473,517)                                                                            31,438,899
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $2,887,402,091)                                           100.4%                    2,828,726,407
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                        (0.4)                     (12,496,996)

                                                                                       --------------------------------------------
Net Assets                                                                                  100.0%                   $2,816,229,411
                                                                                       ============================================

Footnotes to Statement of Investments

1.   Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                              SHARES               GROSS                 GROSS                              SHARES
                                       JUNE 30, 2011           ADDITIONS            REDUCTIONS                  SEPTEMBER 30, 2011
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                  37,550,807         193,021,206           199,723,496                          30,848,517

                                                                    VALUE                                                   INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                 $     30,848,517                                              $     6,314

3.   Rate shown is the 7-day yield as of September 30, 2011.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of September 30, 2011 based on valuation input level:

16 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                            LEVEL 1-                LEVEL 2-                  LEVEL 3-
                                          UNADJUSTED           OTHER SIGNIFICANT            SIGNIFICANT
                                         QUOTED PRICES         OBSERVABLE INPUTS        UNOBSERVABLE INPUTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary             $     419,634,096         $            --           $            --            $  419,634,096
  Consumer Staples                          84,619,966                      --                        --                84,619,966
  Energy                                   189,247,833                      --                        --               189,247,833
  Financials                               599,937,219                      --                        --               599,937,219
  Health Care                              353,309,103                      --                       141               353,309,244
  Industrials                              412,259,153                      --                    75,718               412,334,871
  Information Technology                   445,118,123                      --                        --               445,118,123
  Materials                                139,174,267                      --                        --               139,174,267
  Telecommunication Services                33,673,099                      --                        --                33,673,099
  Utilities                                120,238,790                      --                        --               120,238,790
Investment Companies                        31,438,899                      --                        --                31,438,899
                                     ---------------------------------------------------------------------------------------------
Total Assets                         $   2,828,650,548          $           --           $        75,859            $2,828,726,407
                                     ---------------------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

17 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities         $     2,905,069,726
                                       ===================
Gross unrealized appreciation          $       330,418,844
Gross unrealized depreciation                 (406,762,163)
                                       -------------------
Net unrealized depreciation            $       (76,343,319)
                                       ===================

18 | Oppenheimer Main Street Small- & Mid-Cap Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small- & Mid-Cap Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/9/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/9/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 11/9/2011